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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma  73106

(Address of principal executive offices)  (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma  73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use this information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:                      Annual Report to Shareholders

                   Annual Report
                      December 31, 2011

December 31, 2011

Dear Participant:

2011 was a very eventful year, beginning with the Japanese tsunami and ending with gloom over Europe’s debt load.  In between, we had the Arab Spring uprisings and the debt ceiling crisis in the US.

Despite all of the front-page crises, US stocks were quite resilient and the US stock market ended the year essentially where it began.  Moreover, the US economy began to show signs of healing as the year went along.  Unemployment edged down, the housing market stopped falling, manufacturing expanded, motor vehicle sales improved significantly and holiday shopping was up over 2010.

As in the past, the Dual Strategy Fund maintained its equal commitment to both value and growth investing.  Over long time periods, both approaches have done well but have not correlated with each other.  The dual approach hopes to capture the best of both, when one or the other does well.

Sincerely,

 David R. Carpenter, President
American Fidelity Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Financial Statements

December 31, 2011

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Fidelity Dual Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Oklahoma City, Oklahoma

February 10, 2012

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
December 31, 2011
Assets
Investments, at fair value (cost $144,039,178)	$157,542,195
Accrued interest and dividends	171,225
Accounts receivable for securities sold	393,643
Accounts receivable for shares redeemed	1,818
Total assets	158,108,881
Liabilities
Accounts payable for securities purchased	823,584
Accounts payable for shares purchased	17,068
Accounts payable	2,155
Total liabilities	842,807
Net assets	$157,266,074
Composition of net assets:
Net capital paid in on shares of capital stock	$151,750,599
Undistributed net investment income	1,834,956
Accumulated net realized losses	(9,822,498)
Unrealized appreciation on investments	13,503,017
Net assets (equivalent to $10.08 per share based on
15,608,371 shares of capital stock outstanding)	$157,266,074
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Year ended December 31, 2011
Investment income:
Income:
Dividends (net of foreign taxes paid of $48,695)	$2,628,721
Interest	26,561
2,655,282
Expenses:
Investment advisory fees	827,687
Net investment income	1,827,595
Realized gains on investments:
Proceeds from sales	122,353,223
Cost of securities sold	111,189,824
Net realized gains on investments	11,163,399
Unrealized appreciation on investments, end of year	13,503,017
Unrealized appreciation on investments, beginning of year	26,160,609
Change in unrealized depreciation on investments	(12,657,592)
Net increase in net assets resulting from operations	$333,402
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Years ended December 31, 2011 and 2010
	2011	2010
Increase (decrease) in net assets from operations:
Net investment income	$1,827,595	1,648,169
Net realized gains on investments	11,163,399	15,954,001
Change in unrealized appreciation (depreciation) on investments	(12,657,592)	8,834,007
Increase in net assets resulting
from operations	333,402	26,436,177
Distributions to shareholders:
Investment income	(1,600,000)	(1,900,000)
Total distributions to shareholders	(1,600,000)	(1,900,000)
Changes from capital stock transactions	(7,582,132)	(5,689,622)
Increase (decrease) in net assets	(8,848,730)	18,846,555
Net assets, beginning of year	166,114,804	147,268,249
Net assets, end of year	$157,266,074	166,114,804
Undistributed net investment income	$1,834,956	1,607,361
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Financial Highlights
December 31
	2011	2010	2009	2008	2007
Per share data (1):
Net investment income	$0.12	0.10	0.11	0.14	0.15
Net realized and unrealized gains (losses) from securities	(0.11)	1.52	1.65	(4.88)	0.96
	0.01	1.62	1.76	(4.74)	1.11
Distributions – investment income	(0.10)	(0.12)	(0.13)	(0.16)	(0.15)
Distributions – capital gains	—	—	—	(0.27)	—
Net increase (decrease) in net asset unit value	(0.09)	1.50	1.63	(5.17)	0.96
Net asset unit value, beginning of period	10.17	8.67	7.04	12.21	11.25
Net asset unit value, end of period	$10.08	10.17	8.67	7.04	12.21
Net assets outstanding, end of period	$157,266,074	166,114,804	147,268,249	119,218,457	202,281,876
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.09	1.11	1.46	1.39	1.28
Portfolio turnover rate	69.91	102.34	135.04	84.35	67.69
Total return (2)	0.06	18.73	25.01	(38.60)	9.90
(1) Per share calculations were performed using the average shares outstanding method.
(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
		Fair Value
	Shares or Principal Amount	Amount	Percentage of Net Assets
Common Stock:
Amusement and Recreation Services:
The Walt Disney Company	10,880	$408,000	0.26%
		408,000	0.26
Apparel and Accessory Stores:
Foot Locker, Inc.	11,100	264,624	0.17
Limited Brands, Inc.	6,700	270,345	0.17
Nordstrom, Inc.	22,053	1,096,255	0.70
Ross Stores, Inc.	32,938	1,565,543	0.99
The Gap, Inc.	38,950	722,523	0.46
		3,919,290	2.49
Apparel and Other Finished Products:
PVH Corp.	3,800	267,862	0.17
V.F. Corporation	2,000	253,980	0.16
		521,842	0.33
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	3,800	264,594	0.17
Autozone, Inc. *	2,914	946,963	0.60
		1,211,557	0.77
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	75,700	1,921,266	1.22
Tractor Supply Company	6,845	480,177	0.31
		2,401,443	1.53
Business Services:
Accenture plc **	24,460	1,302,006	0.83
Alliance Data Systems Corporation *	5,400	560,736	0.36
Automatic Data Processing, Inc.	11,135	601,401	0.38
CA, Inc.	28,200	570,063	0.36
Cerner Corporation *	4,480	274,400	0.17
Check Point Software Technologies LTD. * **	14,795	777,329	0.49
Google Inc. *	1,252	808,667	0.51
International Business Machines Corporation	24,975	4,592,403	2.92
Intuit Inc.	26,269	1,381,487	0.88
Juniper Networks, Inc. *	10,330	210,835	0.13
Microsoft Corporation	63,564	1,650,121	1.05
Oracle Corporation	65,611	1,682,922	1.07
Priceline.com Incorporated *	600	280,626	0.18
Rackspace Hosting, Inc. *	2,125	91,396	0.06
Salesforce.com, Inc. *	5,079	515,315	0.33
SAP AG **	10,500	555,975	0.35
The Western Union Company	20,600	376,156	0.24
Visa Inc.	8,625	875,696	0.56
VMware Inc. *	4,245	353,142	0.23
		17,460,676	11.10

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Chemicals and Allied Products:
Abbott Laboratories	40,900	$2,299,807	1.46%
Air Products & Chemicals, Inc.	1,300	110,747	0.07
Albemarle Corporation	2,600	133,926	0.09
Allergan, Inc.	3,975	348,766	0.22
Amgen Inc.	6,600	423,786	0.27
AstraZeneca PLC **	8,000	370,320	0.24
Bristol-Myers Squibb Company	29,515	1,040,109	0.66
Celanese Corporation	5,835	258,315	0.16
CF Industries Holdings, Inc.	800	115,984	0.07
E.I. du Pont de Nemours and Company	15,250	698,145	0.44
Eastman Chemical Company	2,900	113,274	0.07
Ecolab Inc.	5,440	314,486	0.20
Eli Lilly and Company	9,600	398,976	0.25
Endo Pharmaceuticals Holdings Inc. *	28,620	988,249	0.63
Gilead Sciences, Inc. *	26,346	1,078,342	0.69
Johnson & Johnson	33,800	2,216,604	1.41
Merck & Co., Inc.	50,700	1,911,390	1.22
Monsanto Company	10,215	715,765	0.46
Novartis AG **	6,500	371,605	0.24
Novo Nordisk A/S **	1,955	225,333	0.14
Perrigo Company	3,415	332,280	0.21
Pfizer Inc.	18,100	391,684	0.25
PPG Industries, Inc.	1,400	116,886	0.08
Praxair, Inc.	5,460	583,674	0.37
Sanofi-Aventis **	10,500	383,670	0.24
Shire Plc **	6,700	696,130	0.44
Sigma-Aldrich Corporation	3,070	191,752	0.12
The Dow Chemical Company	4,100	117,916	0.08
The Mosaic Company	11,045	556,999	0.35
United Therapeutics Corporation *	5,110	241,448	0.15
		17,746,368	11.28
Coal Mining:
Peabody Energy Corporation	11,967	396,227	0.25
		396,227	0.25
Communications:
American Tower Corporation	6,575	394,566	0.25
CBS Corporation	38,221	1,037,318	0.66
DIRECTV, Inc. *	6,000	256,560	0.16
Level 3 Communications, Inc. *	37,266	633,149	0.40
NII Holdings, Inc. *	12,500	266,250	0.17
Viacom Inc. *	5,800	263,378	0.17
		2,851,221	1.81
Depository Institutions:
Capital One Financial Corp.	6,400	270,656	0.17
Fifth Third Bancorp	22,000	279,840	0.18
Huntington Bancshares Incorporated	50,800	278,892	0.18
JPMorgan Chase & Co.	8,200	272,650	0.17
KeyCorp	36,300	279,147	0.18
The PNC Financial Services Group, Inc.	5,000	288,350	0.18
U.S. Bancorp	50,750	1,372,788	0.87
		3,042,323	1.93

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	2,400	$116,856	0.07%
		116,856	0.07
Eating and Drinking Places:
Chipotle Mexican Grill, Inc. *	870	293,834	0.19
McDonald’s Corporation	8,980	900,963	0.57
Starbucks Corporation	18,080	831,861	0.53
Yum! Brands, Inc.	5,385	317,769	0.20
		2,344,427	1.49
Electric, Gas, and Sanitary Services:
Ameren Corporation	8,000	265,040	0.17
American Electric Power Company, Inc.	6,500	268,515	0.17
Edison International	6,600	273,240	0.17
Entergy Corporation	3,600	262,980	0.17
FirstEnergy Corp.	5,800	256,940	0.16
ITC Holdings Corp.	2,645	200,703	0.13
NRG Energy, Inc. *	13,600	246,432	0.16
NV Energy, Inc.	17,000	277,950	0.18
ONEOK, Inc.	3,525	305,582	0.19
Pinnacle West Capital Corporation	5,600	269,808	0.17
Stericycle, Inc. *	4,680	364,666	0.23
Teco Energy, Inc.	14,000	267,960	0.17
The Williams Companies, Inc.	25,525	842,836	0.54
		4,102,652	2.61
Electronic and Other Electric Equipment:
Altera Corporation	18,237	676,592	0.43
Amphenol Corporation	13,400	608,226	0.39
ASML Holding N.V. **	13,500	564,165	0.36
Avago Technologies Limited **	5,415	156,277	0.10
Broadcom Corporation	26,075	765,562	0.49
Cypress Semiconductor Corporation	11,905	201,075	0.13
General Electric Company	40,715	729,206	0.46
Intel Corporation	36,298	880,227	0.56
Jabil Circuit, Inc.	33,284	654,363	0.41
Molex Incorporated	94,800	1,875,144	1.19
Qualcomm Incorporated	53,831	2,944,556	1.87
		10,055,393	6.39
Engineering, Accounting, Research, Management and Relation Services:
ABB Ltd **	12,100	227,843	0.14
Covance Inc. *	13,297	607,939	0.39
		835,782	0.53
Fabricated Metal Products:
Ball Corporation	3,300	117,843	0.08
Parker-Hannifin Corporation	13,681	1,043,176	0.66
		1,161,019	0.74

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	21,850	$1,332,632	0.85%
Archer-Daniels-Midland Company	3,900	111,540	0.07
Bunge Limited **	1,900	108,680	0.07
Corn Products International, Inc.	2,200	115,698	0.07
Diageo plc **	4,700	410,874	0.26
General Mills, Inc.	8,695	351,365	0.22
H.J. Heinz Company	5,800	313,432	0.20
Hansen Natural Corporation *	5,710	526,119	0.34
Kraft Foods Inc.	5,665	211,644	0.14
The Coca-Cola Company	13,747	961,878	0.61
		4,443,862	2.83
Food Stores:
Whole Foods Market, Inc.	5,455	379,559	0.24
		379,559	0.24
Furniture and Fixtures:
BE Aerospace, Inc. *	12,490	483,488	0.31
Johnson Controls, Inc.	7,300	228,198	0.14
Tempur-Pedic International Inc. *	12,259	643,965	0.41
		1,355,651	0.86
General Merchandise:
Dollar Tree, Inc. *	12,701	1,055,580	0.67
Macy's, Inc.	8,200	263,876	0.17
		1,319,456	0.84
Heavy Construction, Non-Building:
Flour Corporation	26,250	1,319,063	0.84
KBR, Inc.	8,400	234,108	0.15
		1,553,171	0.99
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	62,600	1,720,248	1.09
Digital Realty Trust, Inc.	8,935	595,696	0.38
		2,315,944	1.47
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	4,000	231,880	0.15
		231,880	0.15
Hotels, Other Lodging Places:
Starwood Hotels & Resorts Worldwide, Inc.	9,335	447,800	0.28
Wyndham Worldwide Corporation	7,100	268,593	0.18
		716,393	0.46

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Industrial Machinery and Equipment:
Apple Computer, Inc. *	7,592	$3,074,760	1.95%
Caterpillar Inc.	7,058	639,455	0.41
Cisco Systems, Inc.	28,680	518,534	0.33
Cummins Engine, Inc.	10,015	881,520	0.56
Dell Inc. *	85,211	1,246,637	0.79
Dover Corporation	38,793	2,251,934	1.43
Eaton Corporation	5,200	226,356	0.14
EMC Corporation *	42,766	921,180	0.59
F5 Networks, Inc. *	6,814	723,102	0.46
Flowserve Corporation	3,435	341,164	0.22
Fortinet, Inc *	6,710	146,345	0.09
Gardner Denver, Inc.	8,799	678,051	0.43
Joy Global Inc.	10,653	798,655	0.51
National Oilwell Varco, Inc.	14,955	1,016,790	0.65
Pitney Bowes, Inc.	12,700	235,458	0.15
SanDisk Corporation *	14,233	700,406	0.45
SPX Corporation	4,825	290,803	0.18
Teradata Corporation *	23,816	1,155,314	0.73
The Timken Company	5,900	228,389	0.15
Western Digital Corporation *	22,218	687,647	0.44
		16,762,500	10.66
Instruments and Related Products:
3M Company	2,900	237,017	0.15
Baxter International Inc.	34,540	1,709,039	1.09
Danaher Corporation	26,756	1,258,602	0.80
Dentsply International Inc.	19,454	680,695	0.43
Intuitive Surgical, Inc. *	455	210,670	0.14
Medtronic, Inc.	18,756	717,417	0.46
Rockwell Automation, Inc.	5,005	367,217	0.23
Roper Industries, Inc.	24,105	2,094,001	1.33
		7,274,658	4.63
Insurance Carriers:
Ace LTD. **	4,000	280,480	0.18
Aetna Inc.	9,100	383,929	0.24
Assurant, Inc.	6,700	275,102	0.18
Axis Capital Holdings Limited **	55,000	1,757,800	1.12
Berkshire Hathaway Inc. *	20,300	1,548,890	0.99
CIGNA Corporation	13,905	584,010	0.37
Humana Inc.	4,200	367,962	0.23
Leucadia National Corporation	70,900	1,612,266	1.03
Lincoln National Corporation	13,800	267,996	0.17
Metlife Capital Trust, Inc.	8,800	274,384	0.18
Principal Financial Group, Inc.	11,000	270,600	0.17
Prudential Financial, Inc.	5,400	270,648	0.17
RenaissanceRe Holdings Ltd. **	25,450	1,892,717	1.20
The Chubb Corporation	3,900	269,958	0.17
The Hartford Financial Services Group, Inc.	16,800	273,000	0.17
The Travelers Companies, Inc.	4,600	272,182	0.17
UnitedHealth Group Incorporated	23,318	1,181,756	0.75
Unum Group	12,800	269,696	0.17
Wellpoint, Inc.	5,900	390,875	0.25
		12,444,251	7.91

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Leather and Leather Products:
Coach, Inc.	11,691	$713,619	0.45%
		713,619	0.45
Metal Mining:
Cliffs Natural Resources Inc.	1,800	112,230	0.07
Freeport-McMoRan Copper & Gold Inc.	14,559	535,625	0.34
Newmont Mining Corporation	9,585	575,196	0.37
		1,223,051	0.78
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	3,300	116,127	0.07
		116,127	0.07
Miscellaneous Manufacturing Industries:
International Game Technology	45,550	783,460	0.50
Mattel, Inc.	8,900	247,064	0.16
		1,030,524	0.66
Miscellaneous Retail:
Amazon.Com, Inc. *	2,100	363,510	0.23
CVS Caremark Corporation	18,512	754,919	0.48
IAC/InteractiveCorp	6,000	255,600	0.16
PetSmart, Inc.	23,452	1,202,853	0.77
Signet Jewelers Limited **	6,000	263,760	0.17
		2,840,642	1.81
Motor Freight Transportation, Warehouse:
Iron Mountain Incorporated	5,885	181,258	0.11
		181,258	0.11
Nondepository Institutions:
American Express Company	27,883	1,315,241	0.84
Discover Financial Services	11,300	271,200	0.17
SLM Corporation	19,700	263,980	0.17
		1,850,421	1.18
Nondurable Goods – Wholesale:
Amerisource Bergen Corporation	26,316	978,692	0.62
Cardinal Health, Inc.	9,000	365,490	0.23
Herbalife LTD. **	6,685	345,414	0.22
McKesson Corporation	13,206	1,028,879	0.66
		2,718,475	1.73
Oil and Gas Extraction:
Encana Corporation **	91,200	1,689,936	1.07
Eni S.p.A **	8,200	338,414	0.22
Helmerich & Payne, Inc.	17,832	1,040,675	0.66
Nabors Industries Ltd. * **	19,500	338,130	0.22
Noble Corporation **	44,650	1,349,323	0.86
Occidental Petroleum Corporation	3,700	346,690	0.22
Plains Exploration & Production Company *	48,150	1,768,068	1.12
Royal Dutch Shell PLC **	4,900	358,141	0.23
Schlumberger N.V. (Schlumberger Limited) **	18,950	1,294,475	0.82
Talisman Energy Inc. **	28,700	365,925	0.23
Transocean LTD. **	8,400	322,476	0.21
		9,212,253	5.86

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Paper and Allied Products:
Avery Dennison Corporation	8,100	$232,308	0.15%
International Paper Company	3,900	115,440	0.07
		347,748	0.22
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	8,200	350,468	0.22
Chevron Corporation	6,117	650,849	0.41
ConocoPhillips	19,355	1,410,399	0.90
Exxon Mobil Corporation	23,690	2,007,964	1.28
Total SA **	6,700	342,437	0.22
Valero Energy Corporation	16,600	349,430	0.22
		5,111,547	3.25
Primary Metal Industries:
Alcoa Inc.	12,200	105,530	0.07
Precision Castparts Corp.	2,510	413,623	0.26
		519,153	0.33
Printing, Publishing, & Allied Lines:
News Corporation	14,400	256,896	0.16
R.R. Donnelley & Sons Company	14,900	215,007	0.14
		471,903	0.30
Railroad Transportation:
Union Pacific Corporation	9,365	992,128	0.63
		992,128	0.63
Real Estate:
CBRE Group, Inc. *	26,200	398,764	0.26
Pico Holdings, Inc. *	55,150	1,134,987	0.72
		1,533,751	0.98
Rubber & Miscellaneous Plastic Products:
Deckers Outdoor Corporation *	2,800	211,596	0.13
Nike, Inc.-Class B	5,870	565,692	0.36
		777,288	0.49
Security and Commodity Brokers:
Ameriprise Financial, Inc.	5,500	273,020	0.17
Franklin Resources, Inc.	2,700	259,362	0.17
The Goldman Sachs Group, Inc.	2,900	262,247	0.17
		794,629	0.51
Service Necessity:
Subsea 7 S.A. * **	20,800	387,088	0.25
		387,088	0.25
Stone, Clay, Glass, Concrete Products:
Owens Corning *	11,240	322,813	0.21
		322,813	0.21
Transportation By Air:
Bristow Group Inc.	27,050	1,281,900	0.81
		1,281,900	0.81

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
December 31, 2011
Fair Value
Shares or Principal Amount	Amount	Percentage of Net Assets
Transportation Equipment:
Autoliv, Inc.	4,200	$224,658	0.14%
Honeywell International Inc.	14,435	784,542	0.50
Navistar International Corporation *	5,800	219,704	0.14
Polaris Industries Inc.	16,685	934,026	0.59
The Boeing Company	5,350	392,423	0.25
TRW Automotive Holdings Corp *	7,500	244,500	0.16
United Technologies Corporation	5,510	402,726	0.26
		3,202,579	2.04
Transportation Services:
Expedia, Inc.	23,289	675,847	0.43
		675,847	0.43
Total common stocks (cost $140,174,128)		153,677,145	97.72
Short-Term Investments:
AIM money market funds (.0.020075% at December 31, 2011)	3,865,050	3,865,050	2.46
Total short-term investments (cost $3,865,050)		3,865,050	2.46
Total investments (cost $144,039,178)		157,542,195	100.18
Other assets and liabilities, net		(276,121)	(0.18)
Total net assets		$157,266,074	100.00%

* Presently not producing dividend income
** Foreign Investments (13.35% of net assets)
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2011

(1)	Summary of Significant Accounting Policies

(a)           General
American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).
The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.
Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

(b)           Investments
The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Corporation. Securities for which published quotations are not available are valued based on policies approved by the Fund’s board of directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors. Short-term investments are valued on the basis of amortized cost, which approximates market, and include all investments with maturities less than one year.
The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.
Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.
Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2011

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2011, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $114,157,123 and $122,353,223 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at December 31, 2011 for financial reporting purposes was $19,603,748 and $6,100,731, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation on investments were $144,641,892, $19,603,748, and $6,703,445, respectively, as of December 31, 2011.

The Fund groups its financial assets measured in three levels, based on inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments). There were no transfers of securities Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of December 31, 2011. See Schedule of Portfolio Investments for industry categorization.

Level 1 – Quoted prices	$157,542,195
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$157,542,195

(c)              Income Taxes
Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2011

During 2011, the Fund generated net capital gains for tax purposes of $11,027,513. These 2011 capital gains were fully offset by the capital loss carryovers from prior years for tax purposes. Of the $9,152,593 in net capital loss carryover at December 31, 2011, $9,152,593 will expire if not utilized by December 31, 2017. The Fund’s board of directors will not distribute a realized capital gain dividend to the extent a capital loss carryover offsets capital gains.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.
On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2011 for undistributed net investment income, accumulated net realized gain, or unrealized appreciation on investments.

The Fund recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes. The Fund has no unrecognized tax positions at December 31, 2011.

As of December 31, 2011, the Fund has no accrued interest and penalties related to unrecognized tax positions. The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)                 Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2011

(e)                 Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid annually. Dividends to shareholders from capital gains, if any, are paid annually. These ordinary and capital gain dividends are paid as required to comply with Federal tax requirements. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. A capital gain distribution was not declared in 2011 or 2010.

(f)                 Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU No. 2011-04). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

(2)
Transactions with Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)
Distributions to Shareholders

On November 15, 2011, a dividend of $0.10 per share was distributed from ordinary income, which amounts to $1,600,000. On November 15, 2010, a dividend of $0.12 per share was distributed from ordinary income, which amounted to $1,900,000.

(Continued)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Financial Statements

December 31, 2011

The tax character of distributions paid during the years ended December 31, 2011 and 2010 was as follows:

	2011	2010
Distributions to shareholders:
Dividends paid from:
Ordinary income	$1,600,000	1,900,000
Long-term capital gain	—	—
	1,600,000	1,900,000
Return of capital	—	—
Total distributions to shareholders	$1,600,000	1,900,000

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,767,764
Undistributed long-term loss	(9,152,593)
Unrealized appreciation	12,900,303
Distributable earnings	$5,515,474

(4)	Changes from Capital Stock Transactions

As of December 31, 2011, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2011	2010	2011	2010
Shares sold	162,687	499,661	$1,699,963	4,525,777
Shares issued in reinvestment of
dividends and distributions	155,024	197,116	1,600,000	1,900,000
	317,711	696,777	3,299,963	6,425,777
Shares redeemed	(1,043,181)	(1,348,321)	(10,882,095)	(12,115,399)
Decrease in net assets
derived from capital
stock transactions	(725,470)	(651,544)	$(7,582,132)	(5,689,622)

(5)	Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued.

DIRECTORS AND OFFICERS

Information about the Fund’s officers and directors is set forth below.  No officer or director receives any remuneration from the Fund.  Board members who are not employees of American Fidelity Assurance Company receive $6,000 annually from American Fidelity Assurance Company for their services as directors of the Fund and an additional $750 for each Board meeting and Audit Committee meeting or other special meeting that they attend.  The Fund’s Statement of Additional Information contains additional information about the Fund’s directors; you may request a free copy by following the instructions on the back of this report.

Name, Address and Age (1)	Position(s) Held with Fund; Length of Time Served	Principal Occupation(s) During Past 5 Years; Position(s) with Affiliates; Other Directorships
Officers; Interested Directors(2)
Robert D. Brearton, 62	Executive Vice President and Principal Financial Officer – Since May 2006	Executive Vice President, Chief Financial Officer and Treasurer, American Fidelity Corporation; Executive Vice President, Chief Financial Officer and Treasurer, American Fidelity Assurance Company
David R. Carpenter, 61	Chairman, President (Principal Executive Officer), Secretary, and Director – Since May 2006
Executive Vice President, American Fidelity Corporation; President and Chief Operations Officer, American Fidelity Assurance Company; Chairman and Chief Executive Officer, American Fidelity Securities, Inc.

Stephen P. Garrett, 67	Chief SEC Compliance Officer – September 2004 to February 2012; General Counsel – Since June 2, 2004
Senior Vice President, General Counsel and Secretary, American Fidelity Corporation; Senior Vice President, General Counsel, Chief SEC Compliance Officer and Secretary, American Fidelity Assurance Company

Christopher T. Kenney, 43	Assistant SEC Compliance Officer – Since February 2008
Deputy General Counsel, American Fidelity Corporation; Vice President and Chief Compliance Officer, American Fidelity Assurance Company; Vice President, Chief Compliance Officer and Secretary, American Fidelity Securities, Inc.

David M. Robinson, 55	Chief SEC Compliance Officer – Since February 2012	Assistant Vice President, American Fidelity Corporation
Independent Directors
Jo Ann Dickey, 71 12346A N. May, #245 Oklahoma City, OK 73120	Director – Since October 2006(4)	Retired (2006) Senior Vice President – Internal Audit, American Fidelity Corporation
Mark H. McCubbin, 55 5310 N. W. 5th St. Oklahoma City, OK 73127	Director – Since March 2007	Chief Executive Officer, McCubbin Hosiery, LLC
G. Rainey Williams, Jr., 51 5400 North Grand Suite 200 Oklahoma City, OK 73112	Director –Since March 1998(3)(4)	President and Chief Operating Officer, Marco Holding Corporation; Director, BancFirst Corporation

(1)	Address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106s of December 31, 2011, unless otherwise indicated; and age is as of December 31, 2011.
(2)	“Interested person” of Dual Strategy Fund under Section 2(a)(19) of the Investment Company Act of 1940 due to position as officer of the Fund.
(3)
Officer and/or member of Dual Strategy Fund Board of Directors since the Fund’s establishment in March 1998; previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund’s predecessor.

(4)
Pursuant to Dual Strategy Fund’s Bylaws and the General Corporation Law of Maryland, the Fund’s directors may serve without re-election until a majority of the Board’s members serve by appointment, or otherwise are not elected by the Fund’s shareholders.

MANAGEMENT’S DISCUSSION OF FUND RESULTS

2011 Results

2011 was a very eventful year, beginning with the Japanese tsunami and ending with gloom over Europe’s debt load.  In between, we had the Arab Spring uprisings and the debt ceiling crisis in the US.

Despite all of the front-page crises, the US stock market ended the year essentially where it began.  For the year, the S&P 500 was up 2.1% on a total return basis.  Moreover, the US economy began to show signs of healing as the year went along.  Unemployment edged down, the housing market stopped falling, manufacturing expanded, motor vehicle sales improved significantly and holiday shopping was up over 2010.

For the second year in a row, large capitalization growth stocks outperformed their value counterparts.  Growth was up 2.6% and value was slightly positive at .4%.  Small US stocks normally outperform large stocks.  However, in 2011, small stocks, as represented by the Russell 2000, had a return of negative 4.2%.  International stocks (as expressed in the EAFE index) were worse, with a return of negative 11.7%.

As in the past, the Dual Strategy Fund maintained its equal commitment to both value and growth investing.  Over long time periods, both approaches have done well but have not correlated with each other.  The dual approach hopes to capture the best of both, when one or the other does well.

10-Year Results

The graph below compares the initial  and subsequent account values at the end of each of the past ten years, assuming a $10,000 initial investment in the Fund on January 1, 2002 and also in the S&P 500 Index and the Russell 1000® Index.  The Fund’s performance reflected in the graph and following table does not give effect to any charges at the separate account level.  Performance would be lower if charges assessed by participating separate accounts were reflected.  The S&P 500 Index and the Russell 1000® Index returns assume the reinvestment of dividends, but do not reflect commissions or administrative and management costs.  Past performance does not predict future performance for the Fund or the indexes.

INITIAL INVESTMENT OF $10,000

ENDING VALUE
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0

	0	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
American Fidelity Dual Strategy Fund, Inc.	$10,000	$7,495	$9,397	$10,164	$10,536	$11,578	$12,724	$7,813	$9,767	$11,596	$11,603
S&P 500 Index	$10,000	$7,791	$10,025	$11,114	$11,661	$13,502	$14,245	$8,974	$11,349	$13,058	$13,334
Russell 1000 Index	$10,000	$7,835	$10,175	$11,334	$12,045	$13,907	$14,711	$9,180	$11,789	$13,687	$13,893

YEAR

Average Annual Total Return as of 12/31/11
1 Year	5 Years	10 Years
0.06%	0.04%	1.50%

The performance information presented represents past performance, and is not a guarantee of future results.  Current performance American Fidelity Dual Strategy Fund, Inc. (the “Fund”) may be lower or higher than the performance presented here.  Investment return and principal value will fluctuate such that an investor’s units, when redeemed, may be worth more or less than their original cost.

You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  This information and other important information about the Fund is contained in the Fund’s prospectus and the prospectuses of the separate accounts through which you may invest in the Fund.  Please contact your representative to obtain the prospectuses, or call American Fidelity directly at 800.662.1106.  You should carefully read the prospectuses before investing.

Performance data current to the most recent month-end and quarter-end may be obtained at the toll-free telephone number provided above or at www.afadvantage.com.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 – December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$914.84	$2.30
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,025.21	$2.55

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.5041096 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of December 31, 2011.

Amusement and Recreation Services:	0.26%
Apparel and Accessory Stores:	2.49%
Apparel and Other Finished Products:	0.33%
Auto Dealers, Gas Stations:	0.77%
Building Materials and Garden Supplies:	1.53%
Chemicals and Allied Products:	11.28%
Coal Mining:	0.25%
Communications:	1.81%
Depository Institutions:	1.93%
Durable Goods, Wholesale:	0.07%
Eating and Drinking Places:	1.49%
Electric, Gas, and Sanitary Services:	2.61%
Electronic and Other Electric Equipment:	6.39%
Engineering, Accounting, Research, Mgmt and Relation Services:	0.53%
Fabricated Metal Products:	0.74%
Food and Kindred Products:	2.83%
Food Stores:	0.24%
Furniture and Fixtures:	0.86%
General Merchandise:	0.84%
Heavy Construction, Non-Building:	0.99%
Holding and Other Investment Offices:	1.47%
Home Furniture and Equipment:	0.15%
Hotels, Other Lodging Places:	0.46%
Industrial Machinery and Equipment:	10.66%
Instruments and Related Products:	4.63%
Insurance Carriers:	7.91%
Leather and Leather Products:	0.45%
Metal Mining:	0.78%
Mining, Quarry Nonmetal Minerals:	0.07%
Miscellaneous Manufacturing Industries:	0.66%
Miscellaneous Retail:	1.81%
Motor Freight Transportation, Warehouse:	0.11%
Nondepository Institutions:	1.18%
Nondurable Goods-Wholesale:	1.73%
Oil and Gas Extraction:	5.86%
Paper and Allied Products:	0.22%
Petroleum Refining and Related Industries:	3.25%
Primary Metal Industries:	0.33%
Printing, Publishing, & Allied Lines	0.30%
Railroad Transportation:	0.63%
Real Estate:	0.98%
Rubber & Miscellaneous Plastic Products:	0.49%
Security and Commodity Brokers:	0.51%
Service Necessity:	0.25%
Stone, Clay, Glass, Concrete Products:	0.21%
Transportation By Air:	0.81%
Transportation Equipment:	2.04%
Transportation Services:	0.43%
Short-Term Investments:	2.46%
Other assets and liabilities, net	-0.18%

Total net assets	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520.  The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF ADVISOR AGREEMENTS

Advisory Agreement

American Fidelity Assurance Company (“AFA”) serves as the Fund’s investment advisor pursuant to an Amended and Restated Investment Advisory Agreement dated May 1, 2003, as amended January 5, 2009 (the “Advisory Agreement”), that initially was approved by the Fund’s Board of Directors, including a majority of the directors who are not “interested persons,” as defined in the Investment Company Act of 1940, on January 29, 2003 and was approved by Dual Strategy Fund’s shareholders on April 11, 2003.  The Advisory Agreement will remain in effect from year to year, provided that it will not continue for more than two years unless such continuance is approved at least annually by the Fund’s Board of Directors, including a majority of the members of the Board of Directors who are not interested persons.

In approving the continuance of the Advisory Agreement most recently, the Board considered (1) the nature, extent, and quality of the services to be provided by AFA, (2) the investment performance of the Fund and AFA, (3)  the advisory fees to be provided to AFA and any fees received by AFA’s affiliates that result from AFA’s relationship with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendation of its investment consultant, Asset Services Company LLC (“ASC”), which recommendation was based, in part, on ASC’s review of comparative data regarding performance, services rendered and amounts payable under other investment advisory agreements, and the Board has concluded that the Advisory Agreement should be approved because the services provided by AFA generally were equal to or in excess of those provided by other investment advisors, while the fees paid by the Fund pursuant to the Advisory Agreement generally were lower than the fees paid by other funds to their investment advisors.

The Board also considered whether any other benefits are derived or are to be derived by AFA from its relationship with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or AFA in return for allocating Fund brokerage, and the Board concluded that the Advisory Agreement should be approved because AFA is not deriving improper or excessive benefits as a result of its relationship with the Fund.

Nature, Extent, and Quality of Services Provided by American Fidelity Assurance Company

In approving the Advisory Agreement, the Board considered the services that AFA provides to the Fund pursuant to the Advisory Agreement, which include providing office space and equipment, supplies, etc.; compensating the Fund’s personnel, officers, and directors; providing (or arranging for a third party to provide) advice, information, and recommendations regarding acquiring, holding, or disposing of portfolio securities; assisting with preparing requisite reports, including prospectuses and registration statements; paying registration expenses, including legal and accounting fees; providing and maintaining a bond against larceny and embezzlement covering each officer and employee of the Fund who may have access to the Fund’s securities; providing (or arranging for a third party to provide) research and statistical information regarding portfolio securities that are held or may be purchased by the Fund, providing information regarding developments that may affect the portfolio securities; paying or reimbursing the Fund for costs and expenses incurred by the Fund in connection with the Fund’s indemnification of its directors; selecting (or arranging for a third party to select) brokers or dealers to execute purchase and sale transactions for the Fund, using its best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund.

Based on its evaluation of the services that AFA provides, the Board concluded that the nature and scope of AFA’s services are reasonable and satisfactory.  Additionally, the Board believes that the quality of AFA’s services are reasonable and satisfactory and that AFA has adequate personnel and systems in place, as well as other resources, to assure the Board that AFA will continue to furnish high quality services to the Fund.  Accordingly, the Board approved renewal of the Advisory Agreement.

Investment Performance of the Fund and American Fidelity Assurance Company

The Fund’s investment performance reflects on AFA indirectly only to the extent that AFA oversees the Fund’s sub-advisors, Beck, Mack & Oliver LLC, Quest Investment Management, Inc., The Renaissance Group, LLC, and WEDGE Capital Management LLP (the “Sub-Advisors”).  AFA assists the Fund’s Board in evaluating and assessing the Sub-Advisors based, in part, on the Fund’s investment performance, and the Board believes that AFA’s oversight of and assistance with matters relating to the Sub-Advisors has contributed in a positive manner to the Fund’s performance.  AFA’s own investment performance is not relevant to the Board’s consideration of the Advisory Agreement because AFA has delegated its investment responsibilities to the Sub-Advisors and, as such, does not invest on behalf of the Fund.

Advisory Fees

Pursuant to the Advisory Agreement, AFA receives a fee, payable monthly, that is equal to 0.00136988% (0.50% on an annual basis) of the current value of the Fund for each day of the valuation period.  AFA received $827,687 in 2011 in connection with services provided to the Fund pursuant to the Advisory Agreement.  ASC, the Fund’s investment consultant, and InvesTrust, N.A., the Fund’s custodian, both of which are affiliates of AFA, received $49,549 and $47,256, respectively, in 2011 for services provided to the Fund.  AFA pays ASC’s and InvesTrust’s fees on behalf of the Fund.  Based on its evaluation of the advisory fees, the Board concluded that the fees that AFA and its affiliates receive as a result of AFA’s relationship with the Fund are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

The fee payable to AFA pursuant to the Advisory Agreement is a flat fee that does not include breakpoints that would allow the Fund to recognize economies of scale as the Fund’s assets increase.  In its evaluation, the Board took into consideration the Fund’s inability to recognize economies of scale under the terms of the Advisory Agreement, but concluded that the fee is reasonable and satisfactory as it currently exists, without breakpoints.

Fee Levels and Economies of Scale

Because the Advisory Agreement does not establish breakpoints that permit the Fund to recognize economies of scale as the Fund’s assets increase, fee levels charged to the Fund’s investors do not reflect any economies of scale.  The Board took this fact into consideration in its evaluation of the Advisory Agreement.

Sub-Advisory Agreements

As of December 31, 2011, Beck, Mack & Oliver LLC (“BM&O”), Quest Investment Management, Inc. (“Quest”), The Renaissance Group, LLC (“Renaissance”) and WEDGE Capital Management LLP (“WEDGE”) served as sub-advisors to the Fund pursuant to separate sub-advisory agreements (together, the “Sub-Advisory Agreements”).  Renaissance and WEDGE have served as sub-advisors to the Fund since 2005; Quest has served as a sub-advisor since May 2006; and BM&O has served since April 30, 2010.

In approving the continuance of the Sub-Advisory Agreements most recently, the Fund’s Board of Directors considered (1) the nature, extent and quality of services to be provided by the Sub-Advisors, (2) the investment performance of the Fund and the Sub-Advisors, (3) the fees paid to the Sub-Advisors and any fees received by affiliates of the Sub-Advisors as a result of the Sub-Advisors’ relationships with the Fund, (4) the extent to which economies of scale will be realized as the Fund grows, and (5) whether fee levels reflect any economies of scale for the benefit of the Fund’s investors.

In connection with its review and evaluation, the Board relied, in part, on the recommendations of its investment advisor, AFA and its investment consultant, ASC, which recommendations were based, in part, on AFA’s and ASC’s review of comparative data regarding performance, services rendered and amounts payable under other sub-advisory agreements.  The Board concluded that the Sub-Advisory Agreements should be approved because the services provided by the Sub-Advisors generally are equal to or in excess of those provided by other sub-advisors, while the fees paid by AFA pursuant to the Sub-Advisory Agreements generally are lower than the fees paid to other sub-advisors.

The Board also considered whether any other benefits are derived or are to be derived by the Sub-Advisors from their relationships with the Fund, such as soft dollar arrangements by which brokers provide research to the Fund or the Sub-Advisors in return for allocating Fund brokerage, and the Board concluded that the Sub-Advisory Agreements should be approved because the Sub-Advisors are not deriving improper or excessive benefits as a result of their relationships with the Fund.

Nature, Extent, and Quality of Services Provided by the Sub-Advisors

The Board considered the services that each of the Sub-Advisors provide to the Fund pursuant to the Sub-Advisory Agreements, which include making decisions regarding acquisition, holding, or disposition of portfolio securities on behalf of the Fund; providing the Fund’s custodian and investment advisor prompt written notification of the purchase, sale, or exchange of portfolio securities; exercising voting rights on behalf of the Fund regarding the portfolio securities; providing 17j-1 certifications and other reports; selecting brokers or dealers to execute purchase and sale transactions for the Fund and using their best efforts to obtain the best available price and most favorable execution with respect to all such purchases and sales of portfolio securities for the Fund; and providing instructions to the Fund’s custodian regarding consummation of transactions in portfolio securities held by the Fund.

Based on its evaluation of the services that the Sub-Advisors provide, the Board concluded that the nature and scope of the Sub-Advisors’ services are reasonable and satisfactory.  Further, the Board concluded that the quality of the Sub-Advisors’ services are reasonable and satisfactory, and that the Sub-Advisors have adequate personnel and systems in place, as well as other resources, to assure the Board that the Sub-Advisors will furnish high quality services to the Fund.

Investment Performance of the Sub-Advisors

The Board concluded that the investment performance of the Sub-Advisors supported a decision to approve each of the Sub-Advisory Agreements because the long-term results of each of the Sub-Advisors’ have been very good when compared with their appropriate style indices.  Furthermore, the Sub-Advisors’ investment processes and personnel were consistent during the performance period presented to the Board.

Sub-Advisory Fees

The Fund’s investment advisor, AFA, pays the Fund’s sub-advisory fees to the Sub-Advisors on behalf of the Fund.  The Sub-Advisors’ fees are set forth in their respective Sub-Advisory Agreements.  All fees are on an annual basis and are a percentage of the value of the Fund’s assets managed by each Sub-Advisor.  In 2011, AFA paid an aggregate of $731,784 to the Sub-Advisors.

Based on the Board’s evaluation of the fees payable pursuant to the Sub-Advisory Agreements and the services to be provided by the Sub-Advisors, the directors concluded that the fees payable to the Sub-Advisors are reasonable and satisfactory in light of the services provided to the Fund.

Economies of Scale

Although the Sub-Advisory Agreements may include certain breakpoints, the Fund will not recognize economies of scale, regardless of whether the Fund’s assets under the Sub-Advisors’ management increase, because the Fund’s investment advisor, AFA, pays the Sub-Advisors’ fees on behalf of the Fund.  The fee that the Fund pays to AFA does not reflect any breakpoint in the fees that AFA pays the Sub-Advisors.  In its evaluation, the Board considered this inability to recognize economies of scales, but concluded that the over-all fees are reasonable and satisfactory as they currently exist.

Fee Levels and Economies of Scale

Despite certain breakpoints in the Sub-Advisory Agreements that may enable AFA to recognize economies of scale as the Fund’s assets under the Sub-Advisors’ management increase, fee levels charged to the Fund’s investors do not reflect any economies of scale.  The Board considered this fact in its evaluation of the Sub-Advisors and the sub-advisory agreements.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs.  Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy Fund, Inc.	American Fidelity Corporation
JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation
MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC
G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvesTrust, N.A.
Oklahoma City, Oklahoma
Independent Registered	KPMG, LLP
Public Accounting Firm	Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Beck, Mack & Oliver LLC
New York, New York
Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Covington, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Maine Street Holdings, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
Vice-President
Cameron Associates, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Founder
Eitel & Armstrong Consulting
THEODORE M. ELAM
Attorney
McAfee and Taft A Professional Corporation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
TOM J. MCDANIEL
President
American Fidelity Foundation
STEPHEN M. PRESCOTT, M.D.
President
Oklahoma Medical Research Foundation

For More Information
To obtain information:

By telephone:
Call 1.800.662.1106

By mail write to:

American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK 73125-0520

By Email Send your request to:
va.help@af-group.com

On the Internet Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of Fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC  20549-6009.

2000 N. Classen Boulevard

Oklahoma City, Oklahoma 73106

1.800.662.1106

GVA-276	Information Published 2/2012

Item 2:                      Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal account officer or controller, and persons performing similar functions.  A copy of the code of ethics, as adopted, is attached as Exhibit (a)(1).

Item 3:                      Audit Committee Financial Expert

The registrant’s Board of Directors has determined that the registrant does not have an Audit Committee Financial Expert serving on its audit committee.  The registrant believes that, at this time, the experience provided by the members of its audit committee provides adequate oversight for the registrant’s level of financial complexity.

Item 4:                      Principal Accountant Fees and Services

The following table details the aggregate fees billed for each of the last two fiscal years for the registrant’s audit fees, audit-related fees, tax fees and other fees by the principal accountant.  All such fees of the registrant are paid by the registrant’s investment advisor, American Fidelity Assurance Company.

Service Fees Paid to Audit Firm

	2011 Dollar Amount	2010 Dollar Amount	Percentage Approved* 2011 2010
(a) Audit Fees	$35,000	$35,000	N/A N/A
(b) Audit-Related Fees	0	0	0 0
(c) Tax Fees	0	0	0 0
(d) All Other Fees	0	0	0 0
Total	$35,000	$35,000	$0 $0
*This column represents the percentage of the non-audit fees that were required to be approved by the audit committee.

(e)  Audit Committee Pre-approval Policies and Procedures

(1)            Approval is required of all audit and significant permitted non-audit engagements of KPMG LLP prior to the commencement of such engagement.  The registrant’s audit committee annually approves the engagement of the registrant’s independent auditor and makes a recommendation to the board of directors that the directors approve the independent auditor at a board of directors meeting held in the first part of each calendar year.

(2)            No services described in (b) through (d) of this Item were performed; accordingly, no approvals were made by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Percentage of Hours on Audit Performed by Non Full-time Employees

0%

(g)  Non-audit Fees for Services Rendered

For the years ended December 31, 2011 and December 31, 2010, no non-audit fees were billed by KPMG LLP to the registrant, its investment advisor or any entity controlling, controlled by, or under common control therewith that provides ongoing services to the registrant.

(h)  Audit Committee Consideration of Non-audit Services

The registrant’s audit committee has considered whether the provision of non-audit services (if any) that were rendered to the registrant’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5:                    Audit Committee of Listed Registrants

Not Applicable.

Item 6:                    Schedule of Investments

Included in Item 1:  Annual Report to Shareholders.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10:                  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 11:                   Controls and Procedures

Based on their evaluation of the Fund’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits
(a)(1) Code of Ethics for Senior Officers, effective January 1, 2008

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940

a)(3) Not Applicable to Registrant

(b) Certification of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:______ Name: Title: Date:	___/S/David R. Carpenter___________________________________ David R. Carpenter President and Principal Executive Officer February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

_________ Name: Title: Date:	___/S/David R. Carpenter___________________________________ David R. Carpenter President and Principal Executive Officer February 15, 2012

_________ Name: Title: Date	____/S/Robert D. Brearton__________________________________ Robert D. Brearton Executive Vice President and Principal Financial Officer February 15, 2012

Exhibit (a)(1)

Amended and Restated
American Fidelity Dual Strategy Fund, Inc.

Code of Ethics for Senior Officers

(Effective January 1, 2008)

American Fidelity Dual Strategy Fund, Inc. (the “Fund”) has long maintained a policy of honest and ethical behavior.  This Amended and Restated Code of Ethics for Senior Officers (the “Senior Officers’ Code of Ethics”) further ensures that the Fund’s Senior Officers (as defined below) will uphold this policy, requiring them to conduct themselves in a manner that is consistent with the ethical and professional standards set forth herein.

The  Senior Officers’ Code of Ethics furthers the Fund’s objective of placing the interests of the Fund’s shareholders first, ensuring that the Senior Officers’ personal securities transactions will be conducted in a manner that avoids an actual or apparent conflict of interest or any abuse of authority or position.  Persons covered by the Senior Officers’ Code of Ethics must adhere to these general principles and comply with the Code of Ethics’ specific provisions.

I.	Persons Subject to the Code

This Senior Officers’ Code of Ethics applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, as well as any other persons performing similar functions for the Fund (collectively the “Senior Officers”).  The Fund’s Senior Officers are identified on Exhibit A, as it may be amended from time to time.

II.	Basic Standards of Ethics

Senior Officers shall observe the highest standards of ethical conduct.  In performing their duties, the Fund’s Senior Officers shall protect and foster the interests of the Fund’s shareholders through fair dealings, complete honesty and full disclosure in all matters relating to the business.  Senior Officers shall render high standards of service, act in good faith, responsibly, with due care, competence and diligence, and without misrepresenting material facts or allowing their independent judgment to be compromised.  Senior Officers shall maintain the highest standards of integrity, both in and outside of the workplace.

Senior Officers shall operate and manage the Fund and its portfolio of securities in the interest of all shareholders, and not in the interest of themselves, any sponsors, directors, brokers or other market intermediaries.  Senior Officers shall manage the Fund in accordance with the Fund’s fundamental objectives and investment policies and make investment decisions solely in the interest of the shareholders.

III.	Compliance with Applicable Laws, Rules and Regulations

Senior Officers shall at all times ensure full compliance with all applicable federal, state and local laws, and the rules and regulations of any private and public regulatory agencies.  If any question exists relative to full compliance, the Senior Officer should seek guidance from the Fund’s Chief Compliance Officer and/or the Fund’s legal counsel.  Senior Officers must not only comply with the applicable laws, rules and regulations, they must also promote a culture of high ethical standards and commitment to compliance, maintaining a work environment that encourages employees to raise concerns and promptly address those concerns.

IV.	Conflicts of Interest

In order to maintain the highest degree of integrity and objectivity in the management of the Fund and the Senior Officers’ independent judgment, Senior Officers must avoid any activity or personal interest that creates or appears to create a conflict between the interest of the Fund and the personal interest of the Senior Officer.

Certain conflicts of interest potentially can arise out of the relationships between Senior Officers and the Fund, and these relationships subject the Senior Officers to conflict of interest provisions that are beyond the scope of the Senior Officers’ Code of Ethics.  For example, Senior Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund.  Certain procedures and compliance policies, such as the 17j-1 Code of Ethics of the Fund and the 204A-1 Code of Ethics of the Fund’s investment advisor, American Fidelity Assurance Company (“AFA”), are designed to prevent, or identify and correct, violations of these provisions.  This Senior Officers’ Code of Ethics does not, and is not intended to, repeat or replace these procedures and policies, and such conflicts fall outside the parameters of this Code of Ethics.

This Senior Officers’ Code of Ethics recognizes that the Senior Officers, some or all of whom may also be officers or employees of AFA, in the normal course of their duties (whether formally for the Fund, AFA or both), will be involved in establishing policies and implementing decisions that will have different effects on the Fund and AFA.  The participation of the Senior Officers in such activities is inherent in the contractual relationship between the Fund and AFA and is consistent with the Senior Officers performing their duties as officers of the Fund.  To the extent that these activities are conducted in a manner that is consistent with this Code of Ethics and that is in conformity with the provisions of the Investment Company Act of 1940 and the Investment Advisors Act, the activities will be deemed to have been conducted appropriately.

An actual or apparent conflict of interest occurs when a Senior Officer’s independent business judgment can be affected in any way by his or her personal interest, financial or otherwise.  Examples of an actual or apparent conflict of interest include, but are not limited to, situations in which a Senior Officer or a member of the Senior Officer’s family:

•
Uses his or her personal influence or personal relationships to influence investment decisions or financial reporting by the Fund, whereby the Senior Officer would benefit personally to the detriment of the Fund;

•	Causes the Fund to take action, or fail to take action, for the individual personal benefit of the Senior Officer, rather than the benefit of the Fund;

•	Participates in any business arrangement or investment that the Senior Officer learned through his or her position with the Fund;

•	Receives improper personal benefits as a result of the Senior Officer’s position with the Fund;

•
Receives from a company with which the Fund has current or prospective business dealings (1) any gifts, during one calendar year, that are valued at more than $100, or (2) entertainment that is not reasonable in cost and appropriate as to time and place, or is so frequent as to raise any question of impropriety; or

•
Has a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Senior Officer’s employment, such as compensation or equity ownership.

Senior Officers should manage the Fund in an honest and ethical manner, and never act in a manner that could cause them to lose their independence and objectivity.  Before Senior Officers may make any investment, accept any position or benefit, or participate in any transaction or business arrangement that creates or appears to create a conflict of interest, Senior Officers must obtain the written approval of the Fund’s Chief Compliance Officer.  Any transaction with even a hint of impropriety must be submitted to the Chief Compliance Officer.  In the event that the Chief Compliance Officer has a conflict of interest, the matter shall be submitted to the Chairman of the Fund’s Board of Directors for review and approval.

V.	Prohibited Activities

Senior Officers shall not engage in any of the following:

•
Any act, practice or course of business in connection with the purchase or sale, directly or indirectly, of any security held or to be acquired by the Fund, or in the purchase, sale and redemption of shares of the Fund, which is fraudulent, deceptive or manipulative.

•
Buying or selling securities ahead of transactions of the Fund, when the Senior Officer has access to information about the transaction that is not public and that is material to making an investment decision, so as to derive unfair advantage.

•	Self-dealing in which the Senior Officer uses his or her position to engage in transactions with the Fund by which Senior Officers may benefit unfairly at the expense of the Fund and its shareholders.

VI.	Disclosures

The Fund is required to file various periodic reports with the Securities and Exchange Commission (“SEC”).  It is the Fund’s policy to make full, fair, accurate, timely and understandable disclosures to the SEC and the public in compliance with all applicable laws, rules and regulations.  Among other things, a Senior Officer should:

•	Familiarize himself or herself with the disclosure requirements generally applicable to the Fund
•
Avoid knowingly misrepresenting, or causing others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Board, auditors, governmental regulators or self-regulatory organizations.

•
Consult with other officers and employees of the Fund and AFA, to the extent appropriate within his or her area of responsibility,  with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents that the Fund files with, or submits to, the SEC and in other public communications made by the Fund.

•	Promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
VII.	Confidentiality

Senior Officers may use confidential and proprietary information for business purposes only.  Senior Officers shall not use confidential information acquired in the course of performing their duties for personal advantage. Senior Officers shall not disclose confidential or proprietary information to individuals (including other employees) who do not have a business need to know the information, nor shall they assist anyone in gaining unauthorized access to confidential information.

VIII.	Violations of the Code

Should a Senior Officer observe or suspect any violations of this Code of Ethics, applicable laws or regulations, the Senior Officer shall immediately report the violation to the Fund’s Chief Compliance Officer.  Failure to report any such violation is itself a violation of the Senior Officers’ Code of Ethics.  If a Senior Officer has any question about whether a particular act or omission violates the Code of Ethics, the Senior Officer should seek guidance from the Fund’s Chief Compliance.  In the event that a matter arises that involves or affects the Chief Compliance Officer, the matter shall be reported to the Chairman of the Fund’s Board of Directors.

Violation of the Senior Officers’ Code of Ethics may result in civil or criminal liability, or both, under the federal securities laws.  In addition, any transaction that is considered to have been improper, or that appears improper in light of subsequent developments even though proper when made, is subject to reversal.  Senior Officers’ compliance with this Code of Ethics is a condition of their employment, and violation of the Code of Ethics may be cause for termination of employment.

Senior Officers should take the time to carefully read this Code of Ethics and should direct any questions they may have to the Chief Compliance Officer.  Senior Officers must return a signed copy of the Code of Ethics to the designated recipient as indicated on the signature page, and should retain a copy for their records.

IX.	Waivers of and Amendments to the Code

The Fund will waive application of the policies and procedures set forth in this Code of Ethics only when circumstances warrant granting of a waiver, and then only in conjunction with any appropriate monitoring of the particular situation.  Waivers of the Code of Ethics may be made only by the Fund’s Chief Compliance Officer and shall be disclosed as required by Form N-CSR.  In the event that a matter arises that involves or affects the Chief Compliance Officer, the matter shall be submitted to the Chairman of the Fund’s Board of Directors for review and approval.

The Board of Directors must approve amendments to the Senior Officers’ Code of Ethics that are substantive and material in nature.  Amendments that are not substantive and material may be approved by agreement of the Chief Compliance Officer and the Chairman of the Board of Directors.

X.	No Rights Created

This Code of Ethics is a statement of the fundamental principles and key policies and procedures that govern the Fund’s Senior Officers in the management of the Fund.  It is not intended and does not constitute an employment contract or assurances of continued employment, and does not create any rights in Senior Officers.

XI.	Certification of Compliance with the Code

Senior Officers shall be asked to certify, on an annual basis, that they have read and understand the Senior Officers’ Code of Ethics, and that they recognize that they are subject to its requirements.  The Fund will require Senior Officers to certify annually that they have complied with the requirements of the Code of Ethics and that they have disclosed or reported all violations of the Code of Ethics and other relevant and material information that is required to be disclosed or reported pursuant to the Code of Ethics.

ACKNOWLEDGMENT

I certify that I have read and understand the Fund’s Code of Ethics for Senior Officers, and I recognize that I am subject to the Code.  I have complied, and will comply, in all respects, with the Code’s requirements and will generally conduct the business of the Fund in an honest and ethical manner.

________________________________________ (signature) _______________________________________ (print name) ________________________________________ (date)

Please return one executed copy of the Senior Officers’ Code of Ethics to the Fund’s Chief Compliance Officer, David M. Robinson.  Please retain the additional copy for your reference.

[Exhibit A to Amended and Restated Code of Ethics for Senior Officers]

Senior Officers Subject to Code of Ethics
As of January 1, 2012

David R. Carpenter:  Chairman of the Board, President, Principal Executive Officer, and Secretary

Robert D. Brearton:  Executive Vice President and Principal Financial Officer

Stephen P. Garrett:  Chief SEC Compliance Officer1 and General Counsel

David M. Robinson:  Chief SEC Compliance Officer2

1 Until February 8, 2012 Board meeting.

2 As of February 8, 2012 Board meeting.